UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21338

AGIC Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2013

Date of reporting period: August 31, 2012

Item 1. Report to Shareholders

Semi-Annual Report

August 31, 2012

AGIC Convertible & Income Fund

AGIC Convertible & Income Fund II

Contents

Letter to Shareholders	2–3

Fund Insights	4–6

Performance & Statistics	7–8

Schedules of Investments	9–20

Statements of Assets and Liabilities	21

Statements of Operations	22

Statements of Changes in Net Assets	23–24

Notes to Financial Statements	25–32

Financial Highlights	33–34

Annual Shareholder Meeting Results/ Proxy Voting Policies & Procedures	35

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	36–38

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	1

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

The U.S. economy slowed during the six-month reporting period ended August 31, 2012. There were a variety of issues behind the slowdown, notably Europe’s ongoing sovereign fiscal crisis, a slowdown in China and uncertainty about future levels of federal taxes and spending in the United States. Stocks reached their highest levels since 2008, despite corporate earnings flattening.

Six Month Review through August 31, 2012

•	AGIC Convertible & Income Fund returned 2.19% on net asset value (“NAV”) and 0.98% on market price.

•	AGIC Convertible & Income Fund II returned 2.14% on NAV and 3.74% on market price.

In comparison, the Standard & Poor’s 500 Index, an unmanaged index generally representative of the

U.S. stock market, rose 4.14% and the Barclays U.S. Credit Index, an unmanaged index considered representative of publicly issued, Securities & Exchange Commission (“SEC”) registered U.S. corporate and specific foreign debentures and secured notes, returned 4.63% during the six-month reporting period. The BofA Merrill Lynch All U.S. Convertibles Index, an unmanaged index generally representative of the convertible securities market, returned 0.67% during the reporting period.

As the fiscal reporting period began, U.S. gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual rate of 2.0% between January and March 2012, and at a 1.7% annual pace from April to June, 2012. This slowing trend is notable, given that growth registered a 4.1% annual rate during the fourth quarter of 2011.

The period opened with robust private sector hiring; however, hiring diminished throughout the six-month period. Unemployment declined from 8.3% to 8.1% during the reporting period. U.S. consumers, whose spending represents approximately two-thirds of U.S. economic activity, became increasingly skittish at the abundant signs of a slowdown, notably the tepid labor market and rising gasoline prices.

In response to this uncertainty, investors shifted assets into the perceived safe haven of U.S. Treasury bonds, triggering the yield to reach a record low of 1.43%. During the reporting period, the yield on the benchmark 10-year Treasury bond fell from 1.98% at the beginning of the reporting period to 1.57% on August 31, 2012.

2	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

Positioned to Face Today’s Challenges

Shortly after the fiscal reporting period ended, the Federal Reserve (“the Fed”) revealed that it would embark upon a third round of so-called “quantitative easing.” The Fed agreed to purchase $40 billion of mortgage securities each month for the foreseeable future. The plan’s objective is to lower already record low mortgage rates in an effort to boost the housing market. The Fed also indicated that it would continue “Operation Twist,” a program which involves selling debt obligations with short-term maturities and purchasing debt obligations with longer-term maturities. The Fed announced that the Fed Funds rate is expected to be held in the 0.0% to 0.25% range through 2015, longer than previously expected. The rate has been at this level since December 2008. In addition to stimulating the housing market, the Fed indicated that these measures were aimed at boosting U.S. hiring.

There is growing uncertainty over future levels of

federal taxes and spending. A series of tax cuts are scheduled to expire on December 31, 2012 and major spending reductions are planned to begin in January 2013. The prospect of higher taxes, reduced spending, or both, would likely have an adverse effect on the economy in 2013.

For specific information on the Funds and their performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Allianz Global Investors Capital LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	3

AGIC Convertible & Income Funds Fund Insights

August 31, 2012 (unaudited)

For the period of March 1, 2012, through August 31, 2012 as provided by Doug Forsyth, Portfolio Manager.

For the fiscal six-month period ended August 31, 2012, AGIC Convertible & Income Fund and AGIC Convertible & Income Fund II (the “Funds’”) returned 2.19% and 2.14% on net asset value (“NAV”) and 0.98% and 3.74% on market price, respectively.

Market Environment

Performance over the six-month period can be segmented into three distinct time frames.

In the first month of the reporting period, the markets continued an upward trend that began in October 2011. The most obvious factor driving the rally was the decoupling of U.S. and European financial risk. As economic statistics, corporate earnings and, specifically, the housing market, showed improvement, the likelihood of a double-dip recession fell off the table. It also became more apparent that the European Union (“E.U.”) was addressing the crisis, which gave investors more confidence. Besides a positive equity market, an increase in bond floor valuations had a positive impact on the convertible market. Corporate bond spreads tightened as prices rose. Bond prices rose to more accurately reflect the lack of balance sheet risk for the average issuer in the market.

Investor sentiment over the next two months was in stark contrast to the sentiment shift seen in prior months when investors felt the risks to the U.S. economy had diminished. By early April, fear and macro concerns returned. Despite some softening in the broad economic statistics in the U.S., the real focus was on the day-to-day reports regarding the developments throughout Europe. Although the details were laid out in the media, there was little certainty about which specific event was the most critical. Uncertainty is the primary killer of investor confidence. With little direction and no discernible timetable toward resolution for all of the financial woes across several countries, investors sold risk assets. Convertible securities, like equities, were sold, and investors once again flocked to Treasuries and cash.

Over the remaining three months of the reporting period, markets rebounded sharply on speculation that the Federal Reserve would announce QE3 and central banks would increase efforts to stabilize economies throughout Asia

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and Europe. Furthermore, favorable developments in Europe, positive U.S. housing reports and healthy U.S. corporate earnings offset weakening global economic data reports.

Sector level performance was mixed. In general, counter-cyclical sectors such as Health Care, Utilities and Telecommunications outperformed economically-sensitive issuers. Media and Financials issues supported the overall market as well. In contrast, global economic slowdown concerns pressured Industrials, Materials and Energy issuers.

Portfolio Specifics

In general, the Funds followed a pattern of fluctuations similar to the overall markets.

Convertible positions in Financials and defensive-oriented sectors such as Utilities, Consumer Staples and Health Care, were among the greatest contributors to the Funds’ overall performance. Technology and Industrials issues had a positive impact as well. Defensive sectors were the beneficiaries of the general market rotation occurring during the volatile months of April and May. Select Technology issues moved higher on better-than-expected earnings.

The Funds’ weakest convertible performers were concentrated in Telecommunications and cyclical sectors including Materials, Energy and Transportation. Lower oil prices led to declines in Energy issues. In general, Transportation companies underperformed due to economic slowdown concerns, despite falling crude oil prices. Materials companies underperformed due to weakening demand and lower prices for commodities.

High yield bond positions in Automotive & Auto Parts, Food & Drug Retail and Restaurants were among the greatest contributors to the Funds’ overall performance. In addition, select Telecommunications – Wireline, Consumer Products and Containers issues moved higher over the reporting period.

The Funds’ weakest high yield bond performers were concentrated in the Utilities, Paper and Chemicals industries. In addition, Steel and Metals/Mining issues came under pressure. These industries were among the hardest hit in the reporting period by the negative shift in the global economic outlook.

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	5

AGIC Convertible & Income Funds Fund Insights

August 31, 2012 (unaudited) (continued)

Outlook

The outlook for the convertible and high yield markets is unchanged. The global economy is going through a soft patch. European sovereign debt issues will continue to make headlines but corporate profits should remain resilient.

Corporate balance sheets remain strong with leverage ratios and interest coverage ratios near, or better than, levels seen in the past twenty years. Cash levels of investment grade issuers remain high, and acquisition activity is ongoing. Significant refinancing activity for the past few years has essentially eliminated near-term amortization risk. The Fed and policymakers are in an accommodative stance and have acted by continuing quantitative easing. These factors combine to create an environment where defaults are low. Given these dynamics, high yield bonds and convertible bond floors should hold, supporting downside protection.

Macro factors are having an impact on daily volatility and prices of higher beta issues, which warrants close monitoring. Commodity prices eased in the first half of 2012 and should be a tailwind to earnings for the remainder of the year. In addition, U.S. economic statistics – though slowing – reflect continued economic growth, which should allow a majority of companies to meet or exceed earnings expectations.

For the balance of 2012, companies are expected to use the high cash levels on their balance sheets and future free cash flow to boost shareholder value. Share buybacks, increased dividends and merger and acquisition activity are possible uses of excess cash. These factors typically benefit equity and convertible investors.

6	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Fund Performance & Statistics

August 31, 2012 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	0.98%	2.19%
1 Year	17.13%	14.20%
5 Year	5.77%	3.10%
Commencement of Operations (3/31/03) to 8/31/12	8.02%	7.51%

Market Price/NAV Performance:

Commencement of Operations (3/31/03) to 8/31/12

Market Price/NAV:

Market Price	$9.21
NAV	$8.28
Premium to NAV	11.23%
Market Price Yield(2)	11.73%
Leverage(3)	36.28%

Moody’s Ratings

(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund ‘s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at August 31, 2012.

(3) Represents Preferred Shares outstanding as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Preferred Shares) minus accrued liabilities (other than liabilities representing Preferred Shares).

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	7

AGIC Convertible & Income Fund II Performance & Statistics

August 31, 2012 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	3.74%	2.14%
1 Year	15.00%	13.90%
5 Year	4.93%	1.61%
Commencement of Operations (7/31/03) to 8/31/12	6.72%	5.82%

Market Price/NAV Performance:

Commencement of Operations (7/31/03) to 8/31/12

Market Price/NAV:

Market Price	$8.61
NAV	$7.50
Premium to NAV	14.80%
Market Price Yield(2)	11.85%
Leverage(3)	36.70%

Moody’s Ratings

(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund ‘s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at August 31, 2012.

(3) Represents Preferred Shares outstanding as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Preferred Shares) minus accrued liabilities (other than liabilities representing Preferred Shares).

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AGIC Convertible & Income Fund Schedule of Investments

August 31, 2012 (unaudited)

Principal Amount (000s)			Value
CORPORATE BONDS & NOTES – 44.8%
Advertising – 0.6%
	$8,230	Affinion Group, Inc., 11.50%, 10/15/15	$5,925,600

Airlines – 0.7%
	6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	6,484,375

Auto Manufacturers – 0.8%
	7,410	Chrysler Group LLC, 8.25%, 6/15/21	7,854,600

Commercial Services – 2.8%
	11,500	Cenveo Corp., 11.50%, 5/15/17	9,832,500
	5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,849,250
	11,000	National Money Mart Co., 10.375%, 12/15/16	12,333,750

			27,015,500

Construction & Engineering – 1.0%
	9,695	MasTec, Inc., 7.625%, 2/1/17	10,131,275

Consumer Finance – 0.5%
	5,775	Springleaf Finance Corp., 6.90%, 12/15/17	4,778,813

Diversified Consumer Services – 0.5%
	7,105	Cambium Learning Group, Inc., 9.75%, 2/15/17	5,399,800

Diversified Financial Services – 2.2%
		Community Choice Financial, Inc., (a)(b)
	10,085	10.75%, 5/1/19	9,958,937
	7,130	12.75%, 5/1/20	7,254,775
	3,995	International Lease Finance Corp., 6.375%, 3/25/13	4,094,875

			21,308,587

Diversified Telecommunications – 1.1%
	10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	10,429,125

Electric – 0.5%
		Texas Competitive Electric Holdings Co. LLC,
	750	11.50%, 10/1/20 (a)(b)	607,500
	10,800	15.00%, 4/1/21	4,063,500

			4,671,000

Electrical Components & Equipments – 1.4%
	13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	14,162,363

Electronic Equipment, Instruments & Components – 0.8%
	7,725	Kemet Corp., 10.50%, 5/1/18	7,773,281

Electronics – 0.2%
	1,700	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,950,750

Energy Equipment & Services – 1.1%
	9,795	Pioneer Drilling Co., 9.875%, 3/15/18	10,652,063

Health Care Providers & Services – 1.5%
	8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,252,187
	9,910	Rotech Healthcare, Inc., 10.50%, 3/15/18	5,723,025

			14,975,212

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	9

AGIC Convertible & Income Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
Home Builders – 0.7%
	$6,625	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	$6,997,656

Hotels, Restaurants & Leisure – 2.0%
	9,120	DineEquity, Inc., 9.50%, 10/30/18	10,282,800
	8,405	MGM Resorts International, 11.375%, 3/1/18	9,728,787

			20,011,587

Household Durables – 1.0%
	5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19	4,956,713
	3,950	Jarden Corp., 7.50%, 5/1/17	4,517,812

			9,474,525

Household Products/Wares – 0.8%
	7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,085,625

Internet Software & Services – 0.9%
	9,060	Earthlink, Inc., 8.875%, 5/15/19	9,173,250

Iron/Steel – 0.7%
	7,305	AK Steel Corp., 8.375%, 4/1/22	6,446,663

IT Services – 0.6%
	2,615	Stream Global Services, Inc., 11.25%, 10/1/14	2,693,450
	3,085	Unisys Corp., 12.75%, 10/15/14 (a)(b)	3,339,513

			6,032,963

Leisure Time – 1.6%
		NCL Corp. Ltd.,
	1,000	9.50%, 11/15/18	1,105,000
	9,900	11.75%, 11/15/16	11,459,250
	8,855	Travelport LLC, 11.875%, 9/1/16	3,342,763

			15,907,013

Lodging – 0.9%
	12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	8,669,500

Machinery – 0.1%
	1,000	Navistar International Corp., 8.25%, 11/1/21	957,500

Media – 1.5%
	6,655	McClatchy Co., 11.50%, 2/15/17	7,087,575
	6,750	Media General, Inc., 11.75%, 2/15/17	7,627,500

			14,715,075

Metals & Mining – 0.4%
	5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	4,098,750

Miscellaneous Manufacturing – 0.9%
	10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	8,475,250

Oil & Gas – 2.1%
	9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	10,136,000
	9,280	United Refining Co., 10.50%, 2/28/18	9,976,000

			20,112,000

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AGIC Convertible & Income Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
Oil, Gas & Consumable Fuels – 1.7%
	$8,750	SandRidge Energy, Inc., 9.875%, 5/15/16	$9,646,875
	6,260	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	7,011,200

			16,658,075

Personal Products – 0.1%
	780	Revlon Consumer Products Corp., 9.75%, 11/15/15	830,700

Retail – 1.2%
	11,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	11,964,479

Semiconductors & Semiconductor Equipment – 1.3%
	2,030	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,141,650
		Freescale Semiconductor, Inc.,
	5,035	10.125%, 3/15/18 (a)(b)	5,538,500
	4,345	10.75%, 8/1/20	4,670,875

			12,351,025

Software – 1.2%
		First Data Corp.,
	8,440	9.875%, 9/24/15	8,651,000
	2,850	12.625%, 1/15/21	2,899,875

			11,550,875

Specialty Retail – 0.4%
	4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,295,200

Telecommunications – 3.8%
	7,420	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	7,382,900
	9,115	ITC Deltacom, Inc., 10.50%, 4/1/16	9,866,987
	4,268	Nextel Communications, Inc., 7.375%, 8/1/15	4,310,680
	5,090	NII Capital Corp., 8.875%, 12/15/19	4,161,075
	10,480	West Corp., 11.00%, 10/15/16	10,977,800

			36,699,442

Textiles, Apparel & Luxury Goods – 0.9%
	7,540	Fifth & Pacific Co., Inc., 10.50%, 4/15/19 (a)(b)	8,557,900

Trading Companies & Distribution – 0.7%
	5,710	Aircastle Ltd., 9.75%, 8/1/18	6,580,775

Transportation – 2.1%
	9,825	Quality Distribution LLC, 9.875%, 11/1/18	10,660,125
	8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,492,525

			20,152,650

Wireless Telecommunication Services – 1.5%
	6,050	Crown Castle International Corp., 9.00%, 1/15/15	6,571,812
	6,705	Sprint Nextel Corp., 11.50%, 11/15/21	8,406,394

			14,978,206

Total Corporate Bonds & Notes (cost-$441,090,235)			437,289,028

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AGIC Convertible & Income Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Shares			Value
CONVERTIBLE PREFERRED STOCK – 30.3%
Aerospace & Defense – 0.7%
	122,835	United Technologies Corp., 7.50%, 8/1/15	$6,856,650

Airlines – 1.1%
	313,435	Continental Airlines Finance Trust II, 6.00%, 11/15/30	10,637,200

Auto Components – 1.1%
	233,475	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	10,534,392

Automobiles – 1.3%
	350,845	General Motors Co., 4.75%, 12/1/13, Ser. B	12,525,167

Capital Markets – 2.3%
	194,135	AMG Capital Trust I, 5.10%, 4/15/36	10,192,087
	336,835	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (c)	12,416,412

			22,608,499

Commercial Banks – 2.3%
	81,250	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (d)	11,588,281
	8,980	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	10,740,080

			22,328,361

Commercial Services & Supplies – 0.9%
	179,490	United Rentals, Inc., 6.50%, 8/1/28	8,649,174

Diversified Financial Services – 2.9%
	15,075	Bank of America Corp., 7.25%, 1/30/13, Ser. L (d)	15,934,275
	134,240	Citigroup, Inc., 7.50%, 12/15/12	12,445,391

			28,379,666

Electric Utilities – 2.3%
		NextEra Energy, Inc.,
	195,425	5.599%, 6/1/15	9,746,822
	25,000	7.00%, 9/1/13	1,342,500
	207,365	PPL Corp., 9.50%, 7/1/13	11,332,497

			22,421,819

Food Products – 1.0%
	101,190	Bunge Ltd., 4.875%, 12/31/49 (d)	9,655,550

Health Care Providers & Services – 1.2%
	11,340	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (d)	12,150,810

Household Durables – 0.9%
	73,530	Stanley Black & Decker, Inc., 4.75%, 11/17/15	8,762,570

Insurance – 1.1%
	163,650	MetLife, Inc., 5.00%, 9/11/13	11,036,556

IT Services – 1.1%
	167,530	Unisys Corp., 6.25%, 3/1/14	10,453,872

Metals & Mining – 0.3%
	160,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,688,000

Multi-Utilities – 1.2%
	239,645	AES Trust III, 6.75%, 10/15/29	11,991,836

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AGIC Convertible & Income Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Shares			Value
Oil, Gas & Consumable Fuels – 2.5%
	220,325	Apache Corp., 6.00%, 8/1/13	$10,798,128
	119,250	Chesapeake Energy Corp., 5.00%, 12/31/49 (d)	9,152,438
	124,235	Petroquest Energy, Inc., 6.875%, 12/31/49 (d)	4,487,989

			24,438,555

Professional Services – 0.9%
	170,790	Nielsen Holdings NV, 6.25%, 2/1/13	9,254,683

Real Estate Investment Trust – 3.8%
	439,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (d)	12,065,368
	507,860	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	13,290,696
	208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	11,581,740

			36,937,804

Road & Rail – 1.4%
	1,536,055	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	13,204,236

Total Convertible Preferred Stock (cost-$290,149,673)			295,515,400

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 21.9%
Aerospace & Defense – 1.3%
	$10,460	GenCorp, Inc., 4.063%, 12/31/39	12,878,875

Capital Markets – 2.4%
	10,755	Ares Capital Corp., 5.75%, 2/1/16	11,400,300
	13,195	BGC Partners, Inc., 4.50%, 7/15/16	11,842,512

			23,242,812

Coal – 0.8%
	8,405	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	7,585,513

Commercial Services – 0.9%
	10,095	Cenveo Corp., 7.00%, 5/15/17 (a)(b)	8,277,900

Construction Materials – 0.7%
	7,645	Cemex SAB de CV, 4.875%, 3/15/15	7,167,187

Diversified Telecommunication Services – 1.0%
	9,080	Level 3 Communications, Inc., 15.00%, 1/15/13	9,931,250

Electrical Equipment – 1.1%
	9,370	EnerSys, 3.375%, 6/1/38 (e)	11,115,163

Electronic Equipment, Instruments & Components – 0.7%
	5,920	Anixter International, Inc., 1.00%, 2/15/13	6,697,000

Health Care Equipment & Supplies – 0.8%
	8,330	NuVasive, Inc., 2.75%, 7/1/17	7,851,025

Hotels, Restaurants & Leisure – 2.0%
	9,075	MGM Resorts International, 4.25%, 4/15/15	9,188,437
	11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	10,656,450

			19,844,887

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	13

AGIC Convertible & Income Fund Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
IT Services – 1.1%
	$6,175	Alliance Data Systems Corp., 1.75%, 8/1/13	$10,906,594

Machinery – 2.7%
	12,100	Greenbrier Cos, Inc., 3.50%, 4/1/18	10,496,750
	12,480	Meritor, Inc., 4.625%, 3/1/26 (e)	11,029,200
	5,100	Navistar International Corp., 3.00%, 10/15/14	4,590,000

			26,115,950

Marine – 0.4%
	4,805	DryShips, Inc., 5.00%, 12/1/14	3,771,925

Media – 1.2%
	8,540	Liberty Interactive LLC, 3.125%, 3/30/23	11,187,400

Metals & Mining – 0.2%
	2,085	Steel Dynamics, Inc., 5.125%, 6/15/14	2,233,556

Oil, Gas & Consumable Fuels – 1.7%
	565	Alpha Natural Resources, Inc., 2.375%, 4/15/15	483,781
	7,130	Endeavour International Corp., 5.50%, 7/15/16	6,470,475
	3,685	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	3,583,663
	6,635	Peabody Energy Corp., 4.75%, 12/15/41	5,639,750

			16,177,669

Real Estate Investment Trust – 1.0%
	8,150	Boston Properties LP, 3.75%, 5/15/36	9,555,875

Semiconductors & Semiconductor Equipment – 1.0%
	890	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	825,475
	9,920	SunPower Corp., 4.75%, 4/15/14	9,200,800

			10,026,275

Software – 0.9%
	6,335	Nuance Communications, Inc., 2.75%, 8/15/27	8,908,594

Total Convertible Bonds & Notes (cost-$192,140,305)			213,475,450

SHORT-TERM INVESTMENT – 3.0%
Time Deposit – 3.0%
	29,328	Wells Fargo-Grand Cayman, 0.03%, 9/4/12 (cost-$29,328,477)	29,328,477

Total Investments (cost-$952,708,690) – 100.0%			$975,608,355

14	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2012 (unaudited)

Principal Amount (000s)			Value
CORPORATE BONDS & NOTES – 44.7%
Advertising – 0.6%
	$6,335	Affinion Group, Inc., 11.50%, 10/15/15	$4,561,200

Airlines – 0.7%
	4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	4,928,125

Auto Manufacturers – 0.8%
	5,590	Chrysler Group LLC, 8.25%, 6/15/21	5,925,400

Commercial Services – 2.7%
	8,535	Cenveo Corp., 11.50%, 5/15/17	7,297,425
	4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,650,750
	8,250	National Money Mart Co., 10.375%, 12/15/16	9,250,313

			20,198,488

Construction & Engineering – 1.2%
	8,380	MasTec, Inc., 7.625%, 2/1/17	8,757,100

Consumer Finance – 0.5%
	4,110	Springleaf Finance Corp., 6.90%, 12/15/17	3,401,025

Diversified Consumer Services – 0.6%
	5,600	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,256,000

Diversified Financial Services – 2.2%
		Community Choice Financial, Inc., (a)(b)
	7,465	10.75%, 5/1/19	7,371,687
	5,370	12.75%, 5/1/20	5,463,975
	3,005	International Lease Finance Corp., 6.375%, 3/25/13	3,080,125

			15,915,787

Diversified Telecommunications – 1.1%
	7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	7,820,575

Electric – 0.4%
	8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21	3,085,250

Electrical Components & Equipments – 1.4%
	10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,711,688

Electronic Equipment, Instruments & Components – 0.8%
	5,815	Kemet Corp., 10.50%, 5/1/18	5,851,344

Electronics – 0.2%
	1,300	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,491,750

Energy Equipment & Services – 1.2%
	8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,705,438

Health Care Providers & Services – 1.5%
	6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	6,864,863
	7,590	Rotech Healthcare, Inc., 10.50%, 3/15/18	4,383,225

			11,248,088

Home Builders – 0.7%
	5,130	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	5,418,562

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	15

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
Hotels, Restaurants & Leisure – 2.0%
	$6,880	DineEquity, Inc., 9.50%, 10/30/18	$7,757,200
	6,395	MGM Resorts International, 11.375%, 3/1/18	7,402,212

			15,159,412

Household Durables – 0.7%
	3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19	3,851,400
	1,390	Jarden Corp., 7.50%, 5/1/17	1,589,813

			5,441,213

Household Products/Wares – 0.8%
	5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,082,812

Internet Software & Services – 0.9%
	6,840	Earthlink, Inc., 8.875%, 5/15/19	6,925,500

Iron/Steel – 0.7%
	5,600	AK Steel Corp., 8.375%, 4/1/22	4,942,000

IT Services – 0.7%
	1,985	Stream Global Services, Inc., 11.25%, 10/1/14	2,044,550
	2,705	Unisys Corp., 12.75%, 10/15/14 (a)(b)	2,928,163

			4,972,713

Leisure Time – 1.7%
		NCL Corp. Ltd.,
	810	9.50%, 11/15/18	895,050
	7,320	11.75%, 11/15/16	8,472,900
	8,145	Travelport LLC, 11.875%, 9/1/16	3,074,737

			12,442,687

Lodging – 0.9%
	9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,618,500

Machinery – 0.1%
	1,000	Navistar International Corp., 8.25%, 11/1/21	957,500

Media – 1.5%
	5,025	McClatchy Co., 11.50%, 2/15/17	5,351,625
	5,100	Media General, Inc., 11.75%, 2/15/17	5,763,000

			11,114,625

Metals & Mining – 0.4%
	3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	2,981,250

Miscellaneous Manufacturing – 0.9%
	7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	6,442,025

Oil & Gas – 2.0%
	7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,840,000
	6,635	United Refining Co., 10.50%, 2/28/18	7,132,625

			14,972,625

Oil, Gas & Consumable Fuels – 1.6%
	6,250	SandRidge Energy, Inc., 9.875%, 5/15/16	6,890,625
	4,740	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	5,308,800

			12,199,425

16	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
Personal Products – 0.1%
	$500	Revlon Consumer Products Corp., 9.75%, 11/15/15	$532,500

Retail – 1.3%
	9,165	Neiman Marcus Group, Inc., 10.375%, 10/15/15	9,428,585

Semiconductors & Semiconductor Equipment – 1.1%
		Freescale Semiconductor, Inc.,
	3,806	10.125%, 3/15/18 (a)(b)	4,186,600
	3,360	10.75%, 8/1/20	3,612,000

			7,798,600

Software – 1.3%
		First Data Corp.,
	6,905	9.875%, 9/24/15	7,077,625
	2,150	12.625%, 1/15/21	2,187,625

			9,265,250

Specialty Retail – 0.4%
	3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,242,050

Telecommunications – 3.8%
	5,580	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	5,552,100
	6,835	ITC Deltacom, Inc., 10.50%, 4/1/16	7,398,887
	3,183	Nextel Communications, Inc., 7.375%, 8/1/15	3,214,830
	3,860	NII Capital Corp., 8.875%, 12/15/19	3,155,550
	8,370	West Corp., 11.00%, 10/15/16	8,767,575

			28,088,942

Textiles, Apparel & Luxury Goods – 0.9%
	6,000	Fifth & Pacific Co., Inc., 10.50%, 4/15/19 (a)(b)	6,810,000

Trading Companies & Distribution – 0.7%
	4,290	Aircastle Ltd., 9.75%, 8/1/18	4,944,225

Transportation – 2.0%
	7,175	Quality Distribution LLC, 9.875%, 11/1/18	7,784,875
	6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,265,475

			15,050,350

Wireless Telecommunication Services – 1.6%
	4,820	Crown Castle International Corp., 9.00%, 1/15/15	5,235,725
	5,295	Sprint Nextel Corp., 11.50%, 11/15/21	6,638,606

			11,874,331

Total Corporate Bonds & Notes (cost-$334,508,206)			330,562,940

Shares
CONVERTIBLE PREFERRED STOCK – 30.5%
Aerospace & Defense – 0.7%
	94,165	United Technologies Corp., 7.50%, 8/1/15	5,256,290

Airlines – 1.1%
	239,795	Continental Airlines Finance Trust II, 6.00%, 11/15/30	8,138,043

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	17

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Shares			Value
Auto Components – 1.1%
	178,465	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$8,052,341

Automobiles – 1.3%
	268,680	General Motors Co., 4.75%, 12/1/13, Ser. B	9,591,876

Capital Markets – 2.3%
	147,005	AMG Capital Trust I, 5.10%, 4/15/36	7,717,763
	257,250	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (c)	9,482,749

			17,200,512

Commercial Banks – 2.3%
	61,835	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (d)	8,819,217
	6,855	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	8,198,580

			17,017,797

Commercial Services & Supplies – 0.8%
	117,675	United Rentals, Inc., 6.50%, 8/1/28	5,670,464

Diversified Financial Services – 3.0%
	11,515	Bank of America Corp., 7.25%, 1/30/13, Ser. L (d)	12,171,355
	110,745	Citigroup, Inc., 7.50%, 12/15/12	10,267,169

			22,438,524

Electric Utilities – 2.4%
		NextEra Energy, Inc.,
	149,575	5.599%, 6/1/15	7,460,053
	25,000	7.00%, 9/1/13	1,342,500
	158,835	PPL Corp., 9.50%, 7/1/13	8,680,333

			17,482,886

Food Products – 1.0%
	77,130	Bunge Ltd., 4.875%, 12/31/49 (d)	7,359,745

Health Care Providers & Services – 1.2%
	8,660	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (d)	9,279,190

Household Durables – 0.9%
	56,260	Stanley Black & Decker, Inc., 4.75%, 11/17/15	6,704,504

Insurance – 1.1%
	124,900	MetLife, Inc., 5.00%, 9/11/13	8,423,256

IT Services – 1.1%
	127,940	Unisys Corp., 6.25%, 3/1/14	7,983,456

Metals & Mining – 0.3%
	125,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,100,000

Multi-Utilities – 1.3%
	186,560	AES Trust III, 6.75%, 10/15/29	9,335,462

Oil, Gas & Consumable Fuels – 2.5%
	168,300	Apache Corp., 6.00%, 8/1/13	8,248,383
	93,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (d)	7,164,613
	94,905	Petroquest Energy, Inc., 6.875%, 12/31/49 (d)	3,428,443

			18,841,439

Professional Services – 0.9%
	130,210	Nielsen Holdings NV, 6.25%, 2/1/13	7,055,754

18	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Shares			Value
Real Estate Investment Trust – 3.8%
	335,200	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (d)	$9,197,888
	386,815	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	10,122,949
	159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	8,837,542

			28,158,379

Road & Rail – 1.4%
	1,172,805	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	10,081,666

Total Convertible Preferred Stock (cost-$219,965,326)			226,171,584

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 21.7%
Aerospace & Defense – 1.3%
	$7,975	GenCorp, Inc., 4.063%, 12/31/39	9,819,219

Capital Markets – 2.4%
	8,165	Ares Capital Corp., 5.75%, 2/1/16	8,654,900
	10,075	BGC Partners, Inc., 4.50%, 7/15/16	9,042,312

			17,697,212

Coal – 0.8%
	6,430	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	5,803,075

Commercial Services – 0.9%
	7,755	Cenveo Corp., 7.00%, 5/15/17 (a)(b)	6,359,100

Construction Materials – 0.7%
	5,850	Cemex SAB de CV, 4.875%, 3/15/15	5,484,375

Diversified Telecommunication Services – 1.0%
	6,925	Level 3 Communications, Inc., 15.00%, 1/15/13	7,574,219

Electrical Equipment – 1.2%
	7,175	EnerSys, 3.375%, 6/1/38 (e)	8,511,344

Electronic Equipment, Instruments & Components – 0.7%
	4,755	Anixter International, Inc., 1.00%, 2/15/13	5,379,094

Health Care Equipment & Supplies – 0.8%
	6,275	NuVasive, Inc., 2.75%, 7/1/17	5,914,188

Hotels, Restaurants & Leisure – 2.1%
	6,935	MGM Resorts International, 4.25%, 4/15/15	7,021,688
	9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	8,188,687

			15,210,375

IT Services – 1.1%
	4,745	Alliance Data Systems Corp., 1.75%, 8/1/13	8,380,856

Machinery – 2.7%
	9,225	Greenbrier Cos, Inc., 3.50%, 4/1/18	8,002,687
	9,545	Meritor, Inc., 4.625%, 3/1/26 (e)	8,435,394
	3,900	Navistar International Corp., 3.00%, 10/15/14	3,510,000

			19,948,081

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	19

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
Marine – 0.4%
	$3,655	DryShips, Inc., 5.00%, 12/1/14	$2,869,175

Media – 1.1%
	6,420	Liberty Interactive LLC, 3.125%, 3/30/23	8,410,200

Metals & Mining – 0.2%
	1,610	Steel Dynamics, Inc., 5.125%, 6/15/14	1,724,712

Oil, Gas & Consumable Fuels – 1.7%
	435	Alpha Natural Resources, Inc., 2.375%, 4/15/15	372,469
	5,445	Endeavour International Corp., 5.50%, 7/15/16	4,941,338
	2,815	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	2,737,587
	5,040	Peabody Energy Corp., 4.75%, 12/15/41	4,284,000

			12,335,394

Real Estate Investment Trust – 0.7%
	4,550	Boston Properties LP, 3.75%, 5/15/36	5,334,875

Semiconductors & Semiconductor Equipment – 1.0%
	7,550	SunPower Corp., 4.75%, 4/15/14	7,002,625

Software – 0.9%
	4,835	Nuance Communications, Inc., 2.75%, 8/15/27	6,799,219

Total Convertible Bonds & Notes (cost-$144,534,065)			160,557,338

SHORT-TERM INVESTMENTS – 3.1%
Time Deposit – 3.1%
	13,588	Citibank-London, 0.03%, 9/4/12	13,588,381
	9,426	Wells Fargo-Grand Cayman, 0.03%, 9/4/12	9,426,429

Total Short Term Investments (cost-$23,014,810)			23,014,810

Total Investments (cost-$722,022,407) – 100.0%			$740,306,672

Notes to Schedules of Investments:

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $69,947,913 and $53,137,887, representing 7.2% and 7.2% of total investments in AGIC Convertible & Income and AGIC Convertible & Income II, respectively.
(b)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(d)	Perpetual maturity. Maturity date shown is the next call date.
(e)	Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

REIT	-	Real Estate Investment Trust

20	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12	See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds Statements of Assets and Liabilities

August 31, 2012 (unaudited)

	Convertible & Income	Convertible & Income II
Assets:
Investments, at value (cost-$952,708,690 and $722,022,407, respectively)	$975,608,355	$740,306,672
Interest and dividends receivable	16,033,065	12,250,077
Prepaid expenses	81,932	41,197
Total Assets	991,723,352	752,597,946

Liabilities:
Dividends payable to common and preferred shareholders	6,827,225	5,357,451
Investment management fees payable	583,297	442,539
Accrued expenses	221,417	188,747
Total Liabilities	7,631,939	5,988,737
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 14,280 and 10,960 shares issued and outstanding, respectively)	357,000,000	274,000,000
Net Assets Applicable to Common Shareholders	$627,091,413	$472,609,209

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$758	$630
Paid-in-capital in excess of par	1,060,375,273	873,669,224
Dividends in excess of net investment income	(4,525,692)	(5,149,747)
Accumulated net realized loss	(451,658,591)	(414,195,163)
Net unrealized appreciation of investments	22,899,665	18,284,265
Net Assets Applicable to Common Shareholders	$627,091,413	$472,609,209
Common Shares Issued and Outstanding	75,778,216	63,007,302
Net Asset Value Per Common Share	$8.28	$7.50

See accompanying Notes to Financial Statements	8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	21

AGIC Convertible & Income Funds Statements of Operations

Six Months ended August 31, 2012 (unaudited)

	Convertible & Income	Convertible & Income II
Investment Income:
Interest	$33,885,073	$25,643,225
Dividends	9,760,425	7,494,961
Consent fees	389,580	292,920
Total Investment Income	44,035,078	33,431,106

Expenses:
Investment management fees	3,466,380	2,631,351
Auction agent fees and commissions	282,612	217,868
Custodian and accounting agent fees	82,214	70,818
Shareholder communications	71,576	64,032
Trustees’ fees and expenses	52,154	39,275
Audit and tax services	40,480	43,608
New York Stock Exchange listing fees	37,319	31,194
Transfer agent fees	24,266	21,093
Legal fees	13,432	13,432
Insurance expenses	9,775	7,462
Miscellaneous	8,230	21,618
Total Expenses	4,088,438	3,161,751

Net Investment Income	39,946,640	30,269,355

Realized and Change in Unrealized Loss:
Net realized loss on investments	(7,926,571)	(6,661,106)
Net change in unrealized appreciation/depreciation of investments	(19,366,348)	(14,335,051)
Net realized and change in unrealized loss on investments	(27,292,919)	(20,996,157)
Net Increase in Net Assets Resulting from Investment Operations	12,653,721	9,273,198
Dividends on Preferred Shares from Net Investment Income	(262,844)	(201,736)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$12,390,877	$9,071,462

22	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12	See accompanying Notes to Financial Statements

AGIC Convertible & Income Fund Statements of Changes in Net Assets

Applicable to Common Shareholders

	Six Months ended August 31, 2012 (unaudited)	Year ended February 29, 2012
Investments Operations:
Net investment income	$39,946,640	$79,949,101
Net realized loss on investments	(7,926,571)	(46,570,290)
Net change in unrealized appreciation/depreciation of investments	(19,366,348)	(31,756,205)
Net increase in net assets resulting from investment operations	12,653,721	1,622,606
Dividends on Preferred Shares from Net Investment Income	(262,844)	(389,239)
Net increase in net assets applicable to common shareholders resulting from investment operations	12,390,877	1,233,367
Dividends to Common Shareholders from Net Investment Income	(40,864,410)	(84,616,959)

Common Share Transactions:
Reinvestment of dividends	2,184,410	9,535,092
Total decrease in net assets applicable to common shareholders	(26,289,123)	(73,848,500)

Net Assets Applicable to Common Shareholders:
Beginning of period	653,380,536	727,229,036
End of period (including dividends in excess of net investment income of $(4,525,692), and $(3,345,078), respectively)	$627,091,413	$653,380,536

Common Shares Issued in Reinvestment of Dividends	248,282	1,039,617

See accompanying Notes to Financial Statements	8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	23

AGIC Convertible & Income Fund II Statements of Changes in Net Assets

Applicable to Common Shareholders

	Six Months ended August 31, 2012 (unaudited)	Year ended February 29, 2012
Investments Operations:
Net investment income	$30,269,355	$60,600,727
Net realized loss on investments	(6,661,106)	(40,107,582)
Net change in unrealized appreciation/depreciation of investments	(14,335,051)	(20,446,400)
Net increase in net assets resulting from investment operations	9,273,198	46,745
Dividends on Preferred Shares from Net Investment Income	(201,736)	(298,741)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	9,071,462	(251,996)
Dividends to Common Shareholders from Net Investment Income	(32,067,203)	(63,538,750)

Common Share Transactions:
Reinvestment of dividends	2,466,245	7,799,411
Total decrease in net assets applicable to common shareholders	(20,529,496)	(55,991,335)

Net Assets Applicable to Common Shareholders:
Beginning of period	493,138,705	549,130,040
End of period (including dividends in excess of net investment income of $(5,149,747), and $(3,150,163), respectively)	$472,609,209	$493,138,705

Common Shares Issued in Reinvestment of Dividends	305,232	913,523

24	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12	See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies

AGIC Convertible & Income Fund (“Convertible & Income”) and AGIC Convertible & Income Fund II (“Convertible & Income II”), each a “Fund” and collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect, wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities. There can be no assurance that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds’ management is currently evaluating the effect that the guidance may have on the Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Allianz Global Investors Capital LLC (“AGIC”) (the “Sub-Adviser”), an affiliate of the Investment Manager. The Funds’ Valuation Committee was established to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	25

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-markets in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•

Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are

26	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end many have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at August 31, 2012 in valuing Convertible & Income’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/12
Investments in Securities – Assets
Corporate Bonds & Notes	—	$437,289,028	—	$437,289,028
Convertible Preferred Stock:
Airlines	—	10,637,200	—	10,637,200
Capital Markets	—	22,608,499	—	22,608,499
Commercial Banks	$10,740,080	11,588,281	—	22,328,361
Commercial Services & Supplies	—	8,649,174	—	8,649,174
Electric Utilities	12,674,997	9,746,822	—	22,421,819
Health Care Providers & Services	—	12,150,810	—	12,150,810
Oil, Gas & Consumable Fuels	10,798,128	13,640,427	—	24,438,555
Professional Services	—	9,254,683	—	9,254,683
Road & Rail	—	13,204,236	—	13,204,236
All Other	149,822,063	—	—	149,822,063
Convertible Bonds & Notes	—	213,475,450	—	213,475,450
Short-Term Investments	—	29,328,477	—	29,328,477

Total Investments	$184,035,268	$791,573,087	—	$975,608,355

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	27

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

At August 31, 2012, there were no transfers between Level 1 and Level 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Convertible & Income for the six months ended August 31, 2012, was as follows:

	Beginning Balance 2/29/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$10,038,528	—	$(9,978,814)	—	$(1,446,688)	$1,386,974	—	—	—

Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

A summary of the inputs used at August 31, 2012 in valuing Convertible & Income II’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities):

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/12
Investments in Securities – Assets
Corporate Bonds & Notes	—	$330,562,940	—	$330,562,940
Convertible Preferred Stock:
Airlines	—	8,138,043	—	8,138,043
Capital Markets	—	17,200,512	—	17,200,512
Commercial Banks	$8,198,580	8,819,217	—	17,017,797
Commercial Services & Supplies	—	5,670,464	—	5,670,464
Electric Utilities	10,022,833	7,460,053	—	17,482,886
Health Care Providers & Services	—	9,279,190	—	9,279,190
Oil, Gas & Consumable Fuels	8,248,383	10,593,056	—	18,841,439
Professional Services	—	7,055,754	—	7,055,754
Road & Rail	—	10,081,666	—	10,081,666
All Other	115,403,833	—	—	115,403,833
Convertible Bonds & Notes	—	160,557,338	—	160,557,338
Short-Term Investments	—	23,014,810	—	23,014,810

Total Investments	$141,873,629	$598,433,043	—	$740,306,672

At August 31, 2012, there were no transfer between Level 1 and Level 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Convertible & Income II for the six months ended August 31, 2012, was as follows:

	Beginning Balance 2/29/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/12
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$7,599,611	—	$(7,554,356)	—	$(1,095,256)	$1,050,001	—	—	—

28	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income by using the “yield-to-worst” methodology, using the lower of either the yield to maturity or the yield to call on every possible call date over the lives of the respective securities. Conversion premium is not amortized. Dividend income is recorded on the ex-dividend date. Payments received on synthetic convertible securities are generally included in dividends. Consent fees are related to corporate actions and recorded when received. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at August 31, 2012. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	29

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser, seeks to minimize the Funds’ counterparty risks by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, dividends and interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

3. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.70% of each Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

30	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

3. Investment Manager/Sub-Adviser (continued)

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

4. Investment in Securities

For the six months ended August 31, 2012, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
Convertible & Income	$166,531,012	$170,883,183
Convertible & Income II	128,550,297	132,996,612

5. Income Tax Information

At August 31, 2012, the aggregate cost basis and the net unrealized appreciation of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Convertible & Income	$955,137,581	$77,646,904	$(57,176,130)	$20,470,774
Convertible & Income II	723,752,614	60,681,022	(44,126,964)	16,554,058

The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

6. Auction-Rate Preferred Shares

Convertible & Income has 2,856 shares of Preferred Shares Series A, 2,856 shares of Preferred Shares Series B, 2,856 shares of Preferred Shares Series C, 2,856 shares of Preferred Shares Series D and 2,856 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Convertible & Income II has 2,192 shares of Preferred Shares Series A, 2,192 shares of Preferred Shares Series B, 2,192 shares of Preferred Shares Series C, 2,192 shares of Preferred Shares Series D and 2,192 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended August 31, 2012, the annualized dividend rates for the Funds ranged from:

	High	Low	At August 31, 2012
Series A	0.300%	0.030%	0.220%
Series B	0.300%	0.030%	0.220%
Series C	0.240%	0.030%	0.100%
Series D	0.240%	0.030%	0.200%
Series E	0.240%	0.030%	0.240%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	31

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2012 (unaudited)

6. Auction-Rate Preferred Shares (continued)

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, equal to the 7-day “AA” Composite Commercial Paper Rate multiplied by 200%, depending on the credit rating of the ARPS (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

On July 13, 2012, Moody’s Investor Service downgraded its ratings for each series of the Funds’ Preferred Shares from Aaa to A1.

7. Subsequent Events

On September 4, 2012 the following monthly dividends were declared to common shareholders, payable October 1, 2012 to shareholders of record on September 14, 2012:

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

On October 1, 2012 the following monthly dividends were declared to common shareholders, payable November 1, 2012 to shareholders of record on October 11, 2012:

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

American Stock Transfer & Trust Company, LLC (“AST”) became the transfer agent for the Funds, effective as of September 17, 2012 (the “Effective Date”). The amended Dividend Reinvestment Plan (the “Plan”) and AST’s role as transfer agent for Participants under the Plan commenced as of the Effective Date.

On September 25, 2012 and October 2, 2012, respectively, Convertible & Income and Convertible & Income II each filed a “shelf” registration statement with the Securities and Exchange Commission (“SEC”), which would permit each Fund to issue up to a yet-to-be-determined dollar amount of common shares of beneficial interest through one or more public offerings. Under its shelf registration statement, if and when declared effective by the SEC, a Fund may sell the Fund’s common shares in one or more at-the-market offerings when market conditions are considered favorable. Such shares would only be issued when the premium to net asset value is greater than the costs associated with the transaction. Any proceeds raised would be used for investment purposes. The amount of common shares that may be issued by each Fund in its offerings will be disclosed in a pre-effective amendment to the Fund’s registration statement.

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended August 31, 2012 (unaudited)		Year ended
			February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009		February 29, 2008
Net asset value, beginning of period	$8.65		$9.76	$8.80	$4.80	$12.52		$14.84
Investment Operations:
Net investment income	0.53		1.07	1.20	1.07	1.56		1.62
Net realized and change in unrealized gain (loss) on investments and interest rate caps	(0.36)		(1.04)	1.02	4.02	(7.75)		(2.05)
Total from investment operations	0.17		0.03	2.22	5.09	(6.19)		(0.43)
Dividends on Preferred Shares from Net investment income	(0.00	)(4)	(0.01)	(0.01)	(0.01)	(0.17)		(0.39)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.17		0.02	2.21	5.08	(6.36)		(0.82)
Dividends to Common Shareholders from Net Investment Income	(0.54)		(1.13)	(1.25)	(1.08)	(1.36)		(1.50)
Net asset value, end of period	$8.28		$8.65	$9.76	$8.80	$4.80		$12.52
Market price, end of period	$9.21		$9.70	$11.00	$9.39	$4.05		$12.50
Total Investment Return (1)	0.98%		(0.15)%	33.53%	166.37%	(61.55)%		(13.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$627,091		$653,381	$727,229	$644,408	$348,544		$895,043
Ratio of expenses to average net assets (2)	1.30	%(5)	1.28%	1.27%	1.39%	1.56	%(3)	1.26%
Ratio of net investment income to average net assets (2)	12.67	%(5)	12.32%	13.25%	14.21%	16.87%		11.26%
Preferred shares asset coverage per share	$68,913		$70,755	$75,925	$70,125	$49,406		$67,626
Portfolio turnover rate	17%		33%	52%	58%	62%		33%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense was 1.53% for the year ended February 28, 2009.
(4)	Less than $(0.01) per common share.
(5)	Annualized.

See accompanying Notes to Financial Statements	8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	33

AGIC Convertible & Income Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended August 31, 2012 (unaudited)		Year ended
			February 29, 2012		February 28, 2011	February 28, 2010	February 28, 2009		February 29, 2008
Net asset value, beginning of period	$7.86		$8.89		$8.02	$4.39	$12.38		$14.91
Investment Operations:
Net investment income	0.48		0.97		1.09	0.98	1.55		1.70
Net realized and change in unrealized gain (loss) on investments and interest rate caps	(0.33)		(0.98)		0.95	3.80	(8.05)		(2.17)
Total from investment operations	0.15		(0.01)		2.04	4.78	(6.50)		(0.47)
Dividends on Preferred Shares from Net investment income	(0.00	)(4)	(0.00	)(4)	(0.01)	(0.01)	(0.20)		(0.45)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.15		(0.01)		2.03	4.77	(6.70)		(0.92)
Dividends to Common Shareholders from Net Investment Income	(0.51)		(1.02)		(1.16)	(1.14)	(1.29)		(1.61)
Net asset value, end of period	$7.50		$7.86		$8.89	$8.02	$4.39		$12.38
Market price, end of period	$8.61		$8.84		$10.21	$8.76	$3.73		$12.09
Total Investment Return (1)	3.74%		(2.27)%		32.85%	174.62%	(63.34)%		(12.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$472,609		$493,139		$549,130	$487,130	$263,220		$753,359
Ratio of expenses to average net assets (2)	1.33	%(5)	1.31%		1.29%	1.42%	1.71	%(3)	1.35	%(3)
Ratio of net investment income to average net assets (2)	12.73	%(5)	12.39%		13.20%	14.20%	17.26%		11.75%
Preferred shares asset coverage per share	$68,120		$69,994		$75,102	$69,445	$49,015		$61,410
Portfolio turnover rate	18%		32%		54%	58%	57%		34%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense was 1.63% for the year ended February 28, 2009 and 1.34% for the year ended February 29, 2008.
(4)	Less than $(0.01) per common share.
(5)	Annualized.

34	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12	See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds Annual Shareholder Meeting Results/Proxy

Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 19, 2012. Common/Preferred shareholders voted as indicated below:

Convertible & Income:	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis — Class III to serve until the Annual Meeting for the 2014-2015 fiscal year	60,807,276	2,067,078
Re-election of John C. Maney† — Class III to serve until the Annual Meeting for the 2014-2015 fiscal year	60,969,712	1,904,642

The other members of the Fund’s Board of Trustee at the time of the meeting, namely Messrs. Bradford K, James A. Jacobson*, Hans W. Kertess, William B. Ogden, IV and Alan Rappaport* continued to serve as Trustees of the Fund.

Convertible & Income II:	Affirmative	Withheld Authority
Re-election of Hans W. Kertess — Class III to serve until the Annual Meeting for the 2014-2015 fiscal year	51,809,269	1,827,349
Re-election of John C. Maney† — Class III to serve until the Annual Meeting for the 2014-2015 fiscal year	51,904,821	1,731,797

The other members of the Fund’s Board of Trustees at the time of the meeting, namely Ms. Deborah A. DeCotis and Messrs. Bradford K. Gallagher, James A. Jacobson*, William B. Ogden, IV and Alan Rappaport* continued to serve as Trustees of the Fund.

*	Preferred Shares Trustee
†	Interested Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds ; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	35

AGIC Convertible & Income Funds Matters Relating to the Trustees’ Consideration

of the Investment Management & Portfolio

Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreements with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreements between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 26-27, 2012 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2012.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the estimated profitability to the Investment Manager from its relationship with each Fund for the one- year period ended December 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services

36	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

AGIC Convertible & Income Funds Matters Relating to the Trustees’ Consideration

of the Investment Management & Portfolio

Management Agreements (unaudited) (continued)

to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objective and policies, and that the Investment Manager and the Sub-Adviser’s would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares, preferred shares and other forms of leverage and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, certain of the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Funds) and does not reflect interest expense.

Convertible & Income:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of five closed-end funds, including the Fund and including another peer Fund managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees noted that average net assets of the common shares of the five funds in the peer group ranged from $78.6 million to $823.3 million, and that one of the funds is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked first out of five funds in the expense peer group for total expense ratio based on common share assets and based on common share and leveraged assets combined, third out of five funds in the expense peer group for the actual management fees based on common share assets and first out of five funds in actual management fees based on common and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked fifth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had second quintile performance for the one-year period, first quintile performance for the three-year period and ranked third out of five funds for the five-year period ended February 29, 2012.

Convertible & Income II:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of five closed-end funds, including the Fund and including another peer Fund managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees noted that average net assets of the common shares of the five funds in the peer group ranged from $78.6 million to $823.3 million, and that two of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked second out of five funds in the expense peer group for total expense ratio based on common share assets and based on common share and leveraged assets combined, fourth out of five funds in the expense peer group for the actual management fees based on common share assets and second out of five funds in actual management fees based on common and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked fifth having the highest fees/expenses in the peer group).

8.31.12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	37

AGIC Convertible & Income Funds Matters Relating to the Trustees’ Consideration

of the Investment Management & Portfolio

Management Agreements (unaudited) (continued)

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had second quintile performance for the one-year period, first quintile performance for the three-year period and ranked fourth out of five funds for the five-year period ended February 29, 2012.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as meeting a regular dividend level.

The Trustees also took into account that the Funds have preferred shares outstanding which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on each Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares and other forms of leverage outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Funds’ use of leverage, either through preferred shares or otherwise, continues to be appropriate and in the interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

38	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.12

Trustees	Fund Officers
Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Allianz Global Investors Capital LLC

600 West Broadway, 30th Floor

San Diego, CA 92101

Custodian & Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AGIC Convertible & Income Fund and AGIC Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ603SA_083112

AGI_2012_08_28_4536

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. INVESTMENTS

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGIC Convertible & Income Fund II

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 5, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 5, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 5, 2012